SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under 2010 Share Plan - Range of Exercise Prices $2.58 To $9.25 [Member] - 2010 Share Plan [Member]	12 Months Ended
Oct. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	526,271
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 357 days
Options Outstanding, Weighted Average Exercise Price | $ / shares	$ 3.33
Options Exercisable, Number | shares	406,149
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 208 days
Options Exercisable,Weighted Average Exercise Price | $ / shares	$ 3.40